Senior Secured Bond - Schedule of Breakdown of Senior Secured Bond and Total Deferred Financing Costs (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Debt Instrument [Line Items]
Total Bond, net of deferred financing costs	$ (675,738)	$ (772,190)
Senior Secured Bonds [Member]
Debt Instrument [Line Items]
Total Bond	(69,337)
Less deferred financing costs	959
Total Bond, net of deferred financing costs	$ (68,378)